Securities - Amortized cost and estimated fair value of securities with gross unrealized gains and losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale:
Amortized Cost	$ 18,521	$ 17,875
Gross Unrealized Gains	19	45
Gross Unrealized Losses	(227)	(173)
Fair Value	18,313	17,747
Held-to-Maturity:
Amortized Cost	6,575	7,420
Gross Unrealized Gains	50	38
Gross Unrealized Losses	(37)	(74)
Fair Value	6,588	7,384
U.S. Government and agency obligations
Available-for-Sale:
Amortized Cost	10,612	8,106
Gross Unrealized Gains	0	3
Gross Unrealized Losses	(142)	(110)
Fair Value	10,470	7,999
Mortgage-backed securities - residential
Available-for-Sale:
Amortized Cost	7,909	9,769
Gross Unrealized Gains	19	42
Gross Unrealized Losses	(85)	(63)
Fair Value	7,843	9,748
Held-to-Maturity:
Amortized Cost	637	745
Gross Unrealized Gains	9	13
Gross Unrealized Losses	0	0
Fair Value	646	758
State and municipal securities
Held-to-Maturity:
Amortized Cost	5,938	6,675
Gross Unrealized Gains	41	25
Gross Unrealized Losses	(37)	(74)
Fair Value	$ 5,942	$ 6,626